Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Deficit

18. Stockholders’ Deficit

In connection with the 2016 Merger and the retrospective application of the recapitalization of the Company, the par value of common stock of Valeritas Holdings, Inc. of $0.001 and the authorized shares of 100,000,000 common shares and 10,000,000 shares of blank check preferred stock of Valeritas Holdings, Inc. became the capital structure of the Company.

During the three months ended March 31, 2016 and prior to the 2016 Merger and recapitalization, Valeritas, Inc. recognized the following preferred stock transactions in the Private Company shares:

Series D Convertible Preferred Stock

On January 29, 2016, 1,416,423 shares of Series D were converted to common stock for not participating in the full pro-rata amount stated within the respective stock purchase agreements in the Series AB financing. As of March 31, 2016, there were 72,996 Series D shares outstanding. The warrant issued to acquire 3,750 Series D shares was exercised and converted to common stock as part of the conversion outlined above. All series D shares and common shares of Valeritas, Inc. were canceled in connection with the 2016 Merger without consideration and have been retrospectively adjusted in these financial statements.

Series AA Convertible Preferred Stock

On January 29, 2016, 2,041,376 shares of Series AA were converted to common stock for not participating in the full pro-rata amount stated within the respective stock purchase agreements in the subsequent Series AB financing. As of March 31, 2016, there were 4,488,160 Series AA shares outstanding. All Series AA shares and common shares of Valeritas, Inc. were canceled in connection with the 2016 Merger without consideration and have been retrospectively adjusted in these financial statements.

Series AB Convertible Preferred Stock

The Company issued 6,839,860 and 4,655,430 of Series AB Preferred Stock of the Private Company (1,631,738 and 1,110,613 common shares of Valeritas Holdings, Inc. after the recapitalization) in 2015 and on January 29, 2016 for gross proceeds of $8,514 and $5,819 respectively. During February and March of 2016, CRG exercised warrants with respect to 5,620,600 Series AB Preferred Stock of the Private Company (1,340,867 common shares of Valeritas Holdings, Inc. after the recapitalization) for gross proceeds of $7,026. As of March 31, 2016, there were 17,115,891 Series AB Preferred Stock of the Private Company outstanding (4,083,219 common shares of Valeritas Holdings, Inc. after the recapitalization).

Any amounts funded in connection with the original issuance of the common stock, Series D Preferred Stock and Series AA Preferred Stock have been retrospectively adjusted and accounted for as capital contributions as those classes of Valeritas, Inc. stock did not receive common shares of Valeritas Holdings, Inc. in connection with the 2016 Merger

9. STOCKHOLDERS’ DEFICIT

In connection with the 2016 Merger and the retrospective application of the recapitalization of the Company, the par value of common stock of Valeritas Holdings, Inc. of $0.001 and the authorized shares of 300,000,000 common shares and 10,000,000 shares of blank check preferred stock with par value of $0.001 of Valeritas Holdings, Inc. became the capital structure of the Company. No preferred stock at Valeritas Holdings, Inc. has been issued.

During the respective years ended December 31, 2014 and 2015 and prior to the 2016 Merger and recapitalization, Valeritas, Inc. recognized the following preferred stock transactions in the Private Company shares:

Series D Convertible Preferred Stock

Following the 2014 Reorganization, the Company entered into a preferred stock purchase and sale agreement for the private placement of up to 4,500,000 shares of the Company’s Series D Preferred Stock, or the Series D Financing. The Company closed the sale of the first 2,195,122 shares of Series D Preferred Stock on June 23, 2014 for gross proceeds of $22.0 million and the sale of an additional 548,780 shares on July 9, 2014 for gross proceeds of $5.4 million. The Company closed the sale of an additional 1,560,976 shares of Series D Preferred Stock on December 8, 2014 for gross proceeds of $15.6 million. In January and February 2015, the Company sold 195,122 and 85,000 shares of Series D Preferred Stock for gross proceeds of $1,951 and $850 respectively.

On May 18 and September 28, 2015, 514,321 and 3,001,526 shares of Series D and accrued PIK dividends were converted to common stock of the Private Company for not participating in the full pro-rata amount stated within the respective stock purchase agreements in the subsequent Series AA and Series AB financing. As of December 31, 2015, there were 1,340,865 Series D shares outstanding.

All Series D shares and common shares of Valeritas, Inc. were canceled in connection with the 2016 Merger without consideration and have been retrospectively adjusted in these financial statements.

Series AA Convertible Preferred Stock

In May 2015, 16,000,000 shares of Series AA Preferred Stock were authorized and the Company raised gross proceeds of $15,181 through the issuance of 12,145,168 shares of Series AA Preferred Stock. On September 28, 2015, 5,615,632 shares of Series AA were converted to common stock of the Private Company for not participating to the full pro-rata amount stated within respective stock purchase agreement in the subsequent Series AB financing. As of December 31, 2015, there were 6,529,536 shares of Series AA Preferred Stock outstanding.

All Series AA shares and common shares of Valeritas, Inc. were canceled in connection with the 2016 Merger without consideration and have been retrospectively adjusted in these financial statements.

Series AB Convertible Preferred Stock

In September 2015, 9,600,000 shares of Series AB Preferred Stock were authorized and the Company raised $3,268, $2,768 and $2,512 in September, November and December 2015 respectively through the issuance of 2,614,767, 2,215,462 and 2,009,631 shares of Series AB Preferred Stock (623,779, 528,522 and 479,417 common shares of Valeritas Holdings, Inc. after the recapitalization), respectively. On January 29, 2016, the Company filed an Eighth Restated Certificate of Incorporations to increase the authorized number shares of Series AB Preferred Stock to 32,000,000. Refer to note 15 for details of the Eighth Restated Certificate of Incorporation.

Any amounts funded in connection with the original issuance of the common stock, Series D Preferred Stock and Series AA Preferred Stock have been retrospectively adjusted and accounted for as capital contributions as those classes of Valeritas, Inc. stock did not receive common shares of Valeritas Holdings, Inc. in connection with the 2016 Merger. All share amounts for Series AB Preferred Stock have been retrospectively adjusted to common stock of Valeritas Holdings, Inc.

Equity Compensation Plans

Private Company Stock Options—2008 Plan

The 2008 Plan (the 2008 Plan) is administered by the Compensation Committee of the Board of Directors. The 2008 Plan provides for the granting of incentive stock options, nonqualified stock options, stock awards, stock appreciation rights, and other equity awards to employees, consultants, advisors, and nonemployee members of the Board of Directors. Following an amendment to the 2008 Plan that was adopted on May 24, 2013, the Company may grant securities which are exchangeable for up to 24,565,450 shares of common stock of Valeritas, Inc. under the 2008 Plan prior to the recapitalization. The exercise price of stock options or stock appreciation rights must be equal to or greater than the fair market value at the time of the grant. Options vest as determined by the Compensation Committee and as specified in the individual grant instrument. Options granted have initial vesting periods for the first 25% that vary for each grantee with vesting of approximately 2% per month thereafter for the following three years. Options expire ten years from the date of the grant.

The entirety of the 2008 Plan was transferred to Holdings LLC as part of the 2014 Reorganization (see note 1). Options outstanding, vesting provisions and all terms of the 2008 Plan remained intact. The existing options were exercisable for Holdings LLC units in the same proportion within the plan as they had been just prior to the transfer. Individuals holding options in the 2008 Plan are all employees of the Company and as such the Company continues to benefit from their employment and accordingly, continues to recognize the compensation expense associated with those options in its Consolidated Statements of Operations and provide all required disclosures in the notes to the consolidated financial statements. Holdings LLC was dissolved on March 7, 2016 and the 2008 Plan was terminated. All outstanding options of 20,307,149 units were cancelled. See note 15 for details of the cancellation of the 2008 Plan upon dissolution of Holdings LLC.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. The fair value is then amortized on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was estimated based on historical volatility of companies that are similar to the Company. The expected term was estimated based on managements’ knowledge and expectations, and issuances at similar public companies. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a term which approximates the expected term of the option.

The weighted average assumptions used in the Black-Scholes option pricing model related to awards issued under the 2008 Plan for the year ended Dec 31, 2014 are as follows. No awards were issued in 2015 under this plan.

Year Ended December 31,
2014
Dividend yield	—
Expected volatility	99%
Risk-free rate of return	1.7%
Expected term (years)	6.1

The Company recognized share based compensation expense related to awards issued under the 2008 Plan for the years ended December 31, 2014 and 2015 of $2,304 and $1,883, respectively. The Plan was terminated in on March 7, 2016 and all outstanding options then were cancelled.

Stock option activity prior to the recapitalization under the Private Company 2008 Plan as of December 31 2014 and December 31, 2015 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding—December 31, 2013	22,208,215	1.27	7.71 years	—

Granted	842,641	1.87
Exercised	(98,089)	0.39		18
Canceled/forfeited	(1,295,085)	0.92

Outstanding—December 31, 2014	21,657,682	1.33	6.85 years	—

Granted	—	—
Exercised	—
Canceled/forfeited	(1,350,532)	1.74

Outstanding—December 31, 2015	20,307,149	1.30	5.75 years	—

The weighted average grant date fair value of options granted under the 2008 Plan during the year ended December 31, 2014was $0.07. No options were granted under the 2008 Plan during the year ended December 31, 2015.

The cash received upon the exercise of options for the years ended December 31, 2014 was $38. The cash received from any future exercises of these options will be recorded by Holdings. Following the 2014 Reorganization no more options may be granted under the 2008 Plan. The final option grant under the 2008 Plan was made on May 27, 2014.

Private Company Stock Options—2014 Plan

The Private Company has a 2014 Equity Compensation Plan (the 2014 Plan), which is administered by the Compensation Committee of the Board of Directors. The 2014 Plan provides for the granting of incentive stock options, nonqualified stock options, stock awards, stock appreciation rights, and other equity awards to employees, consultants, advisors, and nonemployee members of the Board of Directors. The exercise price of stock options or stock appreciation rights must be equal to or greater than the fair market value at the time of the grant. Options vest as determined by the Compensation Committee and as specified in the individual grant instrument. Options granted have initial vesting periods that vary for each grantee with monthly vesting thereafter. Options expire ten years from the date of the grant.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. The fair value is then amortized on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was estimated based on historical volatility of publically traded companies that are similar to the Private Company. The expected term was estimated based on managements’ knowledge and expectations, and issuances at similar public companies. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a term which approximates the expected term of the option.

The weighted average assumptions used in the Black-Scholes option pricing model related to awards issued under the 2014 Plan for the year ended December 31, 2014 and 2015 are as follows:

	Year Ended December 31
	2014	2015
Dividend yield	—	—
Expected volatility	78%	80%
Risk-free rate of return	0.9%	1.7%
Expected term (years)	6.0	6.0

The Private Company recognized share based compensation expense related to awards issued under the 2014 Plan for the year ended December 31, 2014 and 2015 of $2,482 and $3,542 As of December 31, 2015, there remained $1,731 of unrecognized share-based compensation expense related to unvested stock options issued under the 2014 Plan to be recognized as expense over a weighted average period of 1.29 years. The Private Company stock option activity under the Private Company 2014 Plan prior to the recapitalization for the years ended December 31, 2014 and December 31, 2015 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding—December 31, 2013	—	$—	—	$—
Granted	1,167,615	11.21	—
Exercised	—	—
Canceled/forfeited	(6,307)	11.14

Outstanding—December 31, 2014	1,161,308	$11.21	9.59 years	$1,827

Granted	6,616	12.78	—
Exercised	—	—
Canceled/forfeited	(52,089)	11.26

Outstanding—December 31, 2015	1,115,855	11.23	8.59 years	—

Exercisable December 31, 2015	777,694	11.21	8.58 years	—

Vested and expected to vest at December 31, 2015	1,022,000	11.22	8.58 years	—

The weighted average grant date fair value of options granted under the 2014 Plan during the years ended December 31, 2014 and 2015 was $7.58 and $8.81, respectively. There have been no option exercises under the 2014 Plan. The 2014 Plan was terminated on May 3, 2016 and all outstanding options then were cancelled. See note 16.

Warrants

Private Company Common Stock Warrants

Private Company Common stock warrant activity, prior to the recapitalization, for the years ended December 31, 2014 and 2015 is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding and exercisable—December 31, 2013	3,588,870	0.013	9.70 years	—
Warrants cancelled in reorganization (see note 4)	(3,588,870)	0.013
Warrants issued in conjunction with Series D financing (see note 4)	152,821	0.013
Warrants issued in conjunction with Series D financing (see note 4)	24,526	0.013

Outstanding and exercisable—December 31, 2014	177,347	0.013	9.55 years	2,223
Warrants issued in conjunction with Series D financing (see note 4)	1,802	0.013

Outstanding and exercisable—December 31, 2015	179,149		8.66 years	892

The Private Company used the Black-Scholes option pricing model to calculate the fair value of its equity-classified warrants issued in 2014 and February 2015. Key assumptions used to apply this model upon issuance were as follows:

	2014	2015
Dividend yield	—	—
Expected volatility	70.0%	80.0%
Risk-free rate of return	2.64%	2.00%
Expected term (years)	10.0	10.0

Private Company Preferred Stock Warrants

In February 2015, the Private Company issued warrants to a Series D investor warrants to purchase 3,750 Series D shares prior to the recapitalization. The exercise price of the warrants are $10.00 per share and the remaining life of the warrants are 9.16 years. The warrants were still outstanding as of December 31, 2015. These warrants were cancelled subsequently prior to the 2016 Merger.